Consolidated Statements of Operations and Comprehensive Income - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues:
Design-to-silicon-yield solutions	$ 63,839	$ 52,769	$ 61,710
Gainshare performance incentives	34,138	47,394	39,743
Total revenues	97,977	100,163	101,453
Cost of Design-to-silicon-yield solutions:
Direct costs of Design-to-silicon-yield solutions	$ 38,847	37,822	$ 39,470
Impairment of deferred cost		$ 1,892
Amortization of acquired technology	$ 176
Total cost of Design-to-silicon-yield solutions	39,023	$ 39,714	$ 39,470
Gross profit	58,954	60,449	61,983
Operating expenses:
Research and development	19,096	14,064	13,314
Selling, general and administrative	20,421	18,457	17,025
Amortization of other acquired intangible assets	$ 196	31	74
Restructuring charges		57	197
Total operating expenses	$ 39,713	32,609	30,610
Income from operations	19,241	27,840	31,373
Interest and other income (expense), net	181	119	(64)
Income before taxes	19,422	27,959	31,309
Income tax provision	7,015	9,497	10,380
Net income	$ 12,407	$ 18,462	$ 20,929
Net income per share
Basic (in dollars per share)	$ 0.39	$ 0.60	$ 0.70
Diluted (in dollars per share)	$ 0.39	$ 0.58	$ 0.67
Weighted average common shares
Basic (in shares)	31,424	30,743	29,826
Diluted (in shares)	32,164	31,939	31,393
Net income	$ 12,407	$ 18,462	$ 20,929
Other comprehensive (loss) income:
Foreign currency translation adjustments, net of tax	(862)	(1,129)	397
Comprehensive income	$ 11,545	$ 17,333	$ 21,326